Other Income and Expenses	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Other Income and Expenses
Note 20. Other Income and Expenses

	2019		2018		2017
Gain on sale of shares	Ps.	—	Ps.	—	Ps.	123
Gain on sale of Heineken Group shares (see Note 4.2)		—		—		29,989
Gain on sale of other assets		—		344		—
Gain on sale of long-lived assets		—		174		210
Sale of waste material		21		13		3
Insurance rebates		—		10		6
Foreign exchange gain		26		123		—
Recoveries of prior years (1)		896		—		—
Others		70		9		1,620

Other income	Ps.	1,013	Ps.	673	Ps.	31,951

Contingencies associated with prior acquisitions or disposals	Ps.	149	Ps.	138	Ps.	39
Loss on sale of property, plant and equipment		67		—		—
Loss on sale of other assets		—		—		148
Recoveries of prior years		44		116		35
Impairment of long-lived assets (2)		1,018		432		2,063
Disposal of long-lived assets (3)		861		518		451
Suppliers provisions		—		—		398
Foreign exchange losses related to operating activities		—		—		2,524
Contingencies		589		518		636
Severance payments (4)		1,207		264		243
Donations		489		528		242
Legal fees and other expenses from past acquisitions		17		149		612
Venezuela deconsolidation effect		—		—		26,123
Other		464		284		352

Other expenses	Ps.	4,905	Ps.	2,947	Ps.	33,866

(1)
Following a favorable decision from Brazilian tax authorities received during 2019, Coca-Cola FEMSA has been entitled to reclaim indirect tax payments made in prior years in Brazil, resulting in the recognition of a tax credit and a positive effect in the operating revenues and other income captions of the condensed consolidated income statements. See Note 25.1.1.

(2)
Includes impairment loss related to Compañía Panameña de Bebibas, S.A.P.I. de C.V., for an amount of Ps. 948 and Ps. 432 million in 2019 and 2018, respectively (see Note 10), and impairment loss in Venezuela of Ps. 2,053 in 2017 (see Note 3.3).

(3)	Charges related to fixed assets retirement from ordinary operations and other long-lived assets.
(4)	During 2019, the Company incurred restructuring costs related to some of their operations as part of an efficiency program.